Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025
Schedule of Property and Equipment, Net [Abstract]
Property and equipment	$ 191,329	$ 175,265
Less: accumulated depreciation	(162,524)	(149,160)
Property and equipment, net	$ 28,805	$ 26,105